Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Bermuda	$ (97.3)	$ (92.2)	$ (44.1)
Foreign	237.6	148.3	(230.3)
Income / (loss) before income taxes	$ 140.3	$ 56.1	$ (274.4)